Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,930,000.00
Total Fee Amount	5,376.23
Total Offset Amount	0.00
Net Fee	$ 5,376.23
Offering Table N/A
Offset Table N/A	N/A